J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Research Equity Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated January 24, 2014

to the Prospectuses dated November 1, 2013, as supplemented

The portfolio manager information for the Funds in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

JPMorgan Disciplined Equity Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Raffaele Zingone	2002	Managing Director
Terence Chen	2005	Managing Director
Steven G. Lee	2013	Managing Director
Aryeh Glatter	2014	Executive Director

In addition, the paragraph for the Fund in the section of the Fund’s prospectuses titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan Disciplined Equity Fund

The portfolio management team is led by Raffaele Zingone, Managing Director of J.P. Morgan Investment Management Inc. (“JPMIM”) and a CFA charterholder, Terance Chen, Managing Director of JPMIM and a CFA charterholder, Steven G. Lee, Managing Director of JPMIM, and Aryeh Glatter, Executive Director of JPMIM. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

SUP-USEQ-114

JPMorgan Small Cap Equity Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Don San Jose	2007	Managing Director
Christopher Jones	2013	Managing Director
Daniel J. Percella	2014	Executive Director

In addition, the paragraph for the Fund in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan Small Cap Equity Fund

The portfolio management team is led by Don San Jose, Managing Director of JPMIM, Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Daniel J. Percella, Executive Director of JPMIM and a CFA charterholder. Mr. San Jose joined the U.S. Small Cap Equity Group as an analyst in 2004 and became a portfolio manager in 2007. Mr. San Jose has been employed by the firm since 2000. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Percella has been a portfolio manager since 2014, and prior to that time he was a research analyst on the Small Cap Active Core Team. Mr. Percella has been an employee of JPMIM since 2008.

JPMorgan U.S. Research Equity Plus Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2010	Managing Director
Aryeh Glatter	2014	Executive Director
Raffaele Zingone	2014	Managing Director

In addition, the paragraph for the Fund in the section titled “The Funds’ Management and Administration – The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan U.S. Research Equity Plus Fund

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder, Aryeh Glatter, Executive Director of JPMIM, and Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Research Equity Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated January 24, 2014

to the Statement of Additional Information dated November 1, 2013, as supplemented

The information in the Statement of Additional Information under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on performance of the accounts that are managed by each portfolio manager as of June 30, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Disciplined Equity Fund
Raffaele Zingone	6	1,495,334	5	1,125,044	10	4,521,956
Terence Chen	10	2,485,758	3	489,787	1	22,151
Steven Lee	0	0	0	0	0	0
Aryeh Glatter*	2	1,752,053	2	212,212	3	596
Small Cap Equity Fund
Don San Jose	1	293,701	3	988,218	1	37,320
Christopher Jones	14	19,808,994	4	1,679,042	0	0
Daniel J. Percella*	0	0	0	0	0	0
U.S. Research Equity Plus Fund
Terance Chen	10	4,317,274	3	489,787	1	22,151
Aryeh Glatter*	2	1,752,053	2	212,212	3	596
Raffaele Zingone*	2	376,260	4	1,360,370	13	5,424,009

*	as of 12/31/13

SUP-SAI-USEQ-114

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Disciplined Equity Fund
Raffaele Zingone	0	0	0	0	2	4,492,399
Terence Chen	0	0	0	0	1	512,848
Steven Lee	0	0	0	0	0	0
Aryeh Glatter*	0	0	0	0	0	0

Small Cap Equity Fund
Don San Jose	0	0	1	121,670	0	0
Christopher Jones	0	0	0	0	0	0
Daniel J. Percella*	0	0	0	0	0	0

U.S. Research Equity Plus Fund
Terance Chen	0	0	0	0	1	512,848
Aryeh Glatter*	0	0	0	0	0	0
Raffaele Zingone*	0	0	0	0	1	4,444,163

*as of 12/31/13

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2013:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Dynamic Plus Fund
Raffaele Zingone					X
Terence Chen		X
Steven Lee	X
Aryeh Glatter*	X

Small Cap Equity Fund
Don San Jose					X
Christopher Jones			X
Daniel J. Percella*			X

U.S. Research Equity Plus Fund
Terance Chen					X
Aryeh Glatter**
Raffaele Zingone**	X

*	As of 1/10/14
**	As of 1/16/14

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE